NOTE 12 - EQUITY: Initial Public Offering (Details) - $ / shares	Jun. 30, 2018	Dec. 18, 2017	Jun. 30, 2017
Common Stock, Shares, Outstanding	25,913,631		15,000,000
Common Class A
Shares, Issued		10,913,631
Shares Issued, Price Per Share		$ 5.00
Common Stock, Shares, Outstanding	16,844,631
Common Class B
Common Stock, Shares, Outstanding	9,069,000